Net gain or loss on financial assets at FVTOCI (Tables)	12 Months Ended
Dec. 31, 2024
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Loss on redemption of securities	(7)	104	—
Gain (Loss) on transaction of securities	(21,491)	(37,745)	96,620

Total	(21,498)	(37,641)	96,620